Summary of Restricted Share Units Granted (Detail) - Restricted Share Units (RSUs) - $ / shares	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2015	Mar. 31, 2018		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Number of Restricted Share Units
Outstanding number of shares (Units), beginning balance	488,418	1,605,251		1,605,251	117,905		157,390		488,418
Granted, number of shares (Units)					1,533,836		95,553		53,546
Vested, number of shares (Units)		(58,875)	[1]		(45,248)	[2]	(133,903)	[3]	(351,338)	[4]
Forfeited, number of shares (Units)		(4,500)			(1,242)		(1,135)		(33,236)
Outstanding number of shares (Units), ending balance		1,541,876			1,605,251		117,905		157,390		488,418
Expected to vest, number of shares (Units)		1,337,172	[5]		1,371,567	[6]	107,366	[6]	147,226	[6]
Weighted Average Grant Date Fair Value
Outstanding weighted average grant date fair value, beginning balance	$ 15.36	$ 26.17		$ 26.17	$ 20.65		$ 17.67		$ 15.36
Granted, weighted average grant date fair value					26.36		25.49		20.88
Vested, weighted average grant date fair value		23.99	[1]		18.31	[2]	20.66	[3]	15.29	[4]
Forfeited, weighted average grant date fair value		24.59			25.53		14.18		14.00
Outstanding weighted average grant date fair value, ending balance		$ 26.26			$ 26.17		$ 20.65		$ 17.67		$ 15.36
Shares to be issued on vested awards other than options					52,875		86,517		53,546		92,692	61,057
Vested RSU issued during the period		6,000
Vested in December 31, 2014
Weighted Average Grant Date Fair Value
Vested RSU issued during the period							91,963
Vested in December 31, 2013
Weighted Average Grant Date Fair Value
Vested RSU issued during the period	59,827
Vested in December 31, 2016
Weighted Average Grant Date Fair Value
Vested RSU issued during the period		52,055							53,023
Vested in December 31, 2016 | Scenario, Forecast
Weighted Average Grant Date Fair Value
Vested RSU issued during the period				52,482

[1]	6,000 RSUs that vested during the period were net settled upon vesting by issuing 3,576 shares (net of minimum statutory tax withholding). 52,875 RSUs vested in the year ended December 31, 2017, shares in respect of which will be issuable on December 31, 2018 after withholding shares to the extent of minimum statutory withholding taxes.
[2]	Vested RSUs were net settled by issuing 32,395 shares (net of minimum statutory tax withholding).
[3]	Vested RSUs were net settled by issuing 29,719 shares (net of minimum statutory tax withholding). 86,517 RSUs vested in the year ended December 31, 2016. 17,802 common shares underlying 34,035 of such RSUs were issued in 2017 after withholding shares to the extent of minimum statutory withholding taxes. Shares underlying the remaining 52,482 of such RSUs will be issued in 2018 after withholding shares to the extent of minimum statutory withholding taxes.
[4]	Vested RSUs were net settled by issuing 199,949 shares (net of minimum statutory tax withholding). 53,546 RSUs vested in the year ended December 31, 2015, 53,023 shares in respect of which were issued in 2017 after withholding shares to the extent of minimum statutory withholding taxes.
[5]	The number of RSUs expected to vest reflects an estimated forfeiture rate.
[6]	RSUs expected to vest reflect an estimated forfeiture rate.